Parent Company Only Statements (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 7,118	$ 6,853
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred tax expense/(benefit)	509	152
Stock based compensation expense	40	16
Change in other assets	760	1,559
Total adjustments	60	1,675
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid	(2,328)	(1,928)
Treasury stock purchased	(173)	(78)
Proceeds from sale of treasury stock	30	141
Net change in cash	(12,627)	7,384
Cash and cash equivalents at beginning of period	33,751	26,367
Cash and cash equivalents at end of period	21,124	33,751
Parent Company [Member]
Cash flows from operating activities:
Net income	7,118	6,853
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of Peoples Bank	(4,979)	(5,071)
Deferred tax expense/(benefit)	509	152
Stock based compensation expense	40	16
Change in other assets	(279)	(392)
Change in other liabilities	203	(883)
Total adjustments	(4,506)	(6,178)
Net cash - operating activities	2,612	675
Cash flows from investing activities	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid	(2,328)	(1,928)
Treasury stock purchased	(173)	(78)
Proceeds from sale of treasury stock	30	141
Net cash - financing activities	(2,471)	(1,865)
Net change in cash	141	(1,190)
Cash and cash equivalents at beginning of period	1	1,191
Cash and cash equivalents at end of period	$ 142	$ 1